Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue	$ 56,693	$ 31,299
Cost of sales:
Total cost of sales	13,217	8,181
Gross profit	43,476	23,118
Operating expenses:
Research and development	38,414	29,077
General and administrative	12,362	9,069
Sales and marketing	9,237	6,131
Total operating expenses	60,013	44,277
Loss from operations	(16,537)	(21,159)
Other income (expense):
Interest expense	(1,425)	(2,204)
Interest income	909	872
Other income (expense), net	(1,180)	(777)
Loss before income taxes	(18,233)	(23,268)
Provision for income taxes	69	69
Net loss and net comprehensive loss	$ (18,302)	$ (23,337)
Net loss attributable to common stockholders per share, basic and diluted	$ (7.46)	$ (10.19)
Weighted-average shares used in calculating net loss per share, basic and diluted	2,883,950	2,605,124
Product
Revenue:
Total revenue	$ 43,460	$ 22,882
Cost of sales:
Total cost of sales	11,245	6,585
Service
Revenue:
Total revenue	13,233	8,417
Cost of sales:
Total cost of sales	$ 1,972	$ 1,596